LEASE RECEIVABLES (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
LEASE RECEIVABLES
Total minimum lease payments receivable	¥ 33,636	¥ 36,980
Unguaranteed residual values	1,642	1,213
Unearned income	(2,627)	(2,346)
Executory costs	(11)	(12)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	32,640	35,835
Less, allowance for doubtful receivables	(203)	(283)	¥ (238)	¥ (382)
Capital lease receivables	32,437	35,552
Less, portion due within one year	(11,721)	(12,678)
Total	¥ 20,716	¥ 22,874